Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ 29,121	$ 32,730	$ 62,719
Foreign	7,920	13,955	8,072
Total	$ 37,041	$ 46,685	$ 70,791